Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue by geographic areas
The following tables provide information by geographic area for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Revenues
Canada		$9,955	$9,588	$10,167
U.S.		4,522	4,231	4,750
Total revenues		$14,477	$13,819	$14,917

Net income by geographic areas

Net income
Canada	$3,596	$2,632	$3,131
U.S.	1,296	930	1,085
Total net income	$4,892	$3,562	$4,216

Long-lived assets by geographic areas

In millions	December 31,	2021	2020
Properties
Canada		$23,186	$22,235
U.S.		17,992	17,834
Total properties		$41,178	$40,069